Note 34 - Financial Instruments and Risk Management - Exposure to Risk (Details) R in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ZAR (R)
Currency risk [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	$ 5,526	R 62	$ 7,718	R 62
Effect of possible strengthening or weakening	192	3	320	3
Assets and liabilities exposed to interest rate fluctuations	5,526	62	7,718	62
Sensitivity analysis	192	3	320	3
Currency risk [member] | Cash and cash equivalents 1 [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	1,729	62	4,706	62
Effect of possible strengthening or weakening	12	3	177	3
Assets and liabilities exposed to interest rate fluctuations	1,729	62	4,706	62
Sensitivity analysis	12	3	177	3
Currency risk [member] | Cash and cash equivalents 1 [member] | USD [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	0	61	0	61
Assets and liabilities exposed to interest rate fluctuations	0	61	0	61
Currency risk [member] | Cash and cash equivalents 1 [member] | ZAR [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	1,477	0	989	0
Assets and liabilities exposed to interest rate fluctuations	1,477	0	989	0
Currency risk [member] | Cash and cash equivalents 1 [member] | ZiG denominated [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	252	0	0	0
Assets and liabilities exposed to interest rate fluctuations	252	0	0	0
Currency risk [member] | Cash and cash equivalents 1 [member] | RTGS [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	0	0	3,424	0
Assets and liabilities exposed to interest rate fluctuations	0	0	3,424	0
Currency risk [member] | Cash and cash equivalents 1 [member] | GBP [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	0	1	293	1
Assets and liabilities exposed to interest rate fluctuations	0	1	293	1
Currency risk [member] | Cash and cash equivalents 1 [member] | CAD [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	0	0	0	0
Assets and liabilities exposed to interest rate fluctuations	0	0	0	0
Currency risk [member] | Trade and other receivables [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	184	0	148	0
Sensitivity analysis	184	0	148	0
Currency risk [member] | Trade and other receivables [member] | ZiG denominated [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	3,873	0	0	0
Assets and liabilities exposed to interest rate fluctuations	3,873	0	0	0
Currency risk [member] | Trade and other receivables [member] | RTGS [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	0	0	3,118	0
Assets and liabilities exposed to interest rate fluctuations	0	0	3,118	0
Currency risk [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	(4)	0	(5)	0
Sensitivity analysis	(4)	0	(5)	0
Currency risk [member] | Trade and other payables [member] | ZiG denominated [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	(76)	0	0	0
Assets and liabilities exposed to interest rate fluctuations	(76)	0	0	0
Currency risk [member] | Trade and other payables [member] | RTGS [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	0	0	(106)	0
Assets and liabilities exposed to interest rate fluctuations	0	R 0	(106)	R 0
Interest rate risk [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	(11,342)		(11,032)
Assets and liabilities exposed to interest rate fluctuations	(11,342)		(11,032)
Interest rate risk [member] | Cash and cash equivalents 1 [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	4,260		6,708
Assets and liabilities exposed to interest rate fluctuations	4,260		6,708
Interest rate risk [member] | Loans and borrowings [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	(2,674)		0
Assets and liabilities exposed to interest rate fluctuations	(2,674)		0
Interest rate risk [member] | Overdraft [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	(12,928)		(17,740)
Assets and liabilities exposed to interest rate fluctuations	(12,928)		(17,740)
Interest rate risk , increase by 100 basis points [member] | Cash and cash equivalents 1 [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	43		67
Sensitivity analysis	43		67
Interest rate risk , increase by 100 basis points [member] | Loans and borrowings [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	27		0
Sensitivity analysis	27		0
Interest rate risk , increase by 100 basis points [member] | Overdrafts [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	129		177
Sensitivity analysis	129		177
Interest rate risk, decrease by 100 basis points [member] | Cash and cash equivalents 1 [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	(43)		(67)
Sensitivity analysis	(43)		(67)
Interest rate risk, decrease by 100 basis points [member] | Loans and borrowings [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	(27)		0
Sensitivity analysis	(27)		0
Interest rate risk, decrease by 100 basis points [member] | Overdrafts [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	(129)		(177)
Sensitivity analysis	$ (129)		$ (177)